UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number 811-21644
                                                 ---------------

    CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC
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               (Exact name of registrant as specified in charter)

                          11 MADISON AVENUE, 13TH FLOOR
                               NEW YORK, NY 10010
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               (Address of principal executive offices) (Zip code)

                                   PFPC, INC.
                         301 BELLEVUE PARKWAY, 2ND FLOOR
                              WILMINGTON, DE 19809
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-325-2000
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                        Date of fiscal year end: MARCH 31
                                                ---------

                     Date of reporting period: JUNE 30, 2006
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.


CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC 1

     Investment in Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC,
     at value - 100.08% (Cost $45,480,898)                                               $ 49,318,787

OTHER LIABILITIES IN EXCESS OF OTHER ASSETS - (0.08)%                                         (38,264)
                                                                                         ------------
NET ASSETS - 100.00%                                                                     $ 49,280,523
                                                                                         ============

1 Invests the majority of its assets in Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC. The Schedule of Investments of Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC is included below.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (UNAUDITED)
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INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

Percentages are as follows:

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 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Convertible Arbitrage                      4.28%
Emerging Markets                           6.32%
Equity Long/Short                         28.42%
Equity Market Neutral                      6.84%
Event Driven                              17.22%
Fixed Income Arbitrage                     6.28%
Global Macro                              14.25%
Managed Futures                            5.89%
Multi Strategy                            10.50%

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                                                                          PERCENTAGE
                                                                          OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS(1) (2) (3) 91.12%     LIQUIDITY (4)          CAPITAL          COST          FAIR VALUE (5)
CONVERTIBLE ARBITRAGE
Aristeia International Partners, Ltd.                  Quarterly              2.18%      $  2,750,000      $  2,996,499
Fore Convertible Fund, L.P.                            Quarterly              1.72%         2,068,740         2,359,969
                                                                      ------------       ------------      ------------
                                                                              3.90%         4,818,740         5,356,468
                                                                      ------------       ------------      ------------

EMERGING MARKETS
Pharo Arbitrage Partners, L.P.                          Monthly               1.98%         2,500,000         2,713,032
The Rohatyn Group Global Opportunity Partners, L.P.
    Regular Interest                                   Quarterly              1.69%         2,090,929         2,323,106
    Side Pocket                                           (6)                 0.01%             9,071             9,014
Spinnaker Global Opportunity Fund, Ltd.                Quarterly              2.09%         2,320,745         2,869,707
                                                                      ------------       ------------      ------------
                                                                              5.77%         6,920,745         7,914,859
                                                                      ------------       ------------      ------------

EQUITY LONG/SHORT
Gandhara Fund, L.P.                                    Quarterly              2.85%         3,500,000         3,919,990
Glenview Institutional Partners, L.P.
    Regular Interest                                   Quarterly              3.20%         4,444,543         4,395,289
    Side Pocket                                           (6)                 0.04%            55,457            55,457
Lansdowne UK Equity Fund, L.P.                          Monthly               2.52%         3,000,000         3,454,330
Pennant Onshore Qualified, L.P.                        Quarterly              2.79%         3,500,000         3,834,078
The Antares European Fund, L.P.                        Quarterly              2.81%         2,702,500         3,862,167
Theorema Europe Fund, Ltd.                             Quarterly              1.28%         1,500,000         1,759,795

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (CONTINUED) (UNAUDITED)
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                                                                          PERCENTAGE
                                                                          OF MEMBERS'
                                                      LIQUIDITY (4)         CAPITAL           COST            FAIR VALUE (5)
EQUITY LONG/SHORT (CONTINUED)
Tosca Fund Ltd.                                        Quarterly              2.93%      $  3,325,905         $  4,029,264
Tremblant Partners, L.P.                                Annually              1.78%         2,204,266            2,441,513
Ward Ferry Asia Fund Limited                            Monthly               1.56%         1,508,602            2,143,194
Westfield Life Science Fund II, L.P.
    Regular Interest                                    Monthly               1.55%         1,544,718            2,129,458
    Side Pocket                                           (6)                 0.01%            18,322               18,322
Whitney New Japan Investors, L.P.                      Quarterly              2.57%         3,178,066            3,533,017
                                                                      ------------       ------------         ------------
                                                                             25.89%        30,482,379           35,575,874
                                                                      ------------       ------------         ------------

EQUITY MARKET NEUTRAL
Anak European Fund, Ltd.                                Monthly               1.57%         2,000,000            2,153,654
AQR Global Stock Selection HV Offshore Fund Ltd.       Quarterly              1.55%         2,039,795            2,133,944
GSA Capital GMN Partners, L.P.                         Quarterly              3.11%         4,000,000            4,275,035
                                                                      ------------       ------------         ------------
                                                                              6.23%         8,039,795            8,562,633
                                                                      ------------       ------------         ------------

EVENT DRIVEN
Atticus Global, L.P.                                   Quarterly              4.08%         4,330,762            5,599,175
GoldenTree High Yield Partners, L.P.                 Semi-Annually            4.42%         5,584,849            6,067,768
Perry Partners, L.P.
    Regular Interest                                    Annually              2.47%         3,298,038 (7)        3,397,701
    Side Pocket                                           (6)                 0.10%                -- (7)          138,018
Silver Point Capital Onshore Fund, L.P.
    Regular Interest                                    Annually              1.65%         1,911,165            2,263,869
    Side Pocket                                           (6)                 0.16%           183,996              220,440
York Capital Management, L.P.                           Annually              2.82%         3,494,582            3,866,021
                                                                      ------------       ------------         ------------
                                                                             15.70%        18,803,392           21,552,992
                                                                      ------------       ------------         ------------

FIXED INCOME ARBITRAGE
The Obsidian Fund, LLC                                 Quarterly              5.72%         7,775,282            7,861,333
                                                                      ------------       ------------         ------------

GLOBAL MACRO
Remington Investments Strategies, L.P.                 Quarterly              6.63%         7,230,771            9,107,687
The Tudor BVI Global Fund, L.P.                         Monthly               6.35%         7,537,905            8,722,207
                                                                      ------------       ------------         ------------
                                                                             12.98%        14,768,676           17,829,894
                                                                      ------------       ------------         ------------

MANAGED FUTURES
Campbell Financial Futures Fund, L.P.                   Monthly               2.85%         3,661,659            3,917,617
Touradji Global Resources Fund, L.P.                   Quarterly              2.51%         2,500,000            3,453,315
                                                                      ------------       ------------         ------------
                                                                              5.36%         6,161,659            7,370,932
                                                                      ------------       ------------         ------------

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

Schedule of Investments at June 30, 2006 (continued) (unaudited)
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                                                                                 PERCENTAGE
                                                                                 OF MEMBERS'
                                                         LIQUIDITY (4)             CAPITAL           COST          FAIR VALUE (5)
MULTI-STRATEGY
Amaranth Capital Partners, LLC
    Regular Interest                                       Quarterly                 5.00%      $  4,766,836      $    6,874,313
    Side Pocket                                               (6)                    0.28%           383,716             381,264
AQR Absolute Return Institutional Fund, L.P.               Quarterly                 1.61%         2,000,000           2,211,044
Stark Investments, L.P.
    Regular Interest                                       Quarterly                 2.43%         2,784,710           3,336,565
    Side Pocket                                               (6)                    0.25%           350,631             338,940
                                                                              -----------       ------------      --------------
                                                                                     9.57%        10,285,893          13,142,126
                                                                              -----------       ------------      --------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $108,056,561)                                                             125,167,111
                                                                                                                  --------------

OTHER ASSETS, LESS LIABILITIES 8.88%                                                                                  12,189,658
                                                                                                                  --------------

MEMBERS' CAPITAL 100.00%                                                                                          $  137,356,769
                                                                                                                  ==============

(1)   Fair valued investments.

(2) Securities are issued in private placement transactions and as such are restricted as to resale.

(3)   Non-income producing securities.

(4) Available frequency of redemptions after expiration of lock-up provisions, where applicable. Certain of the investments are subject to lock-up provisions ranging from 1 month to 22 months.

(5) The Registrant's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the managers of the Portfolio Funds (the "Portfolio Fund Managers"). The Registrant's Board of Managers (the "Board") has approved procedures pursuant to which the Registrant values its investments in Portfolio Funds at fair value. The fair value of the Registrant's interest in a Portfolio Fund will represent the amount that the Registrant could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed) from a Portfolio Fund if the Registrant's interest were redeemed at the time of valuation, based on information available at that time, which the Investment Adviser reasonably believes to be reliable. In accordance with the Registrant's valuation procedures, fair value as of each fiscal period end ordinarily will be the value determined as of such fiscal period end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported by the Portfolio Fund or the Portfolio Fund's administrator to the Registrant or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to confirm independently the accuracy of valuation calculations provided by the Portfolio Fund Managers.

(6) Side pocket investments are not redeemable until they are realized by the Portfolio Fund Manager or converted to regular interests in the Portfolio Fund.

(7) Allocation of total cost of Perry Partners, L.P. investment of $3,298,038 between the regular interest and the side pocket is not available.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Credit Suisse Alternative Capital Multi-Strategy Institutional
              Fund, LLC
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By (Signature and Title)*  /s/ Nils Tuchschmid
                         -------------------------------------------------------
                           Nils Tuchschmid, President
                           (principal executive officer)

Date          August 29, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Nils Tuchschmid
                         -------------------------------------------------------
                           Nils Tuchschmid, President
                           (principal executive officer)

Date          August 29, 2006
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By (Signature and Title)*  /s/ Edward Poletti
                         -------------------------------------------------------
                           Edward Poletti, Chief Financial Officer and Treasurer (principal financial officer)

Date          August 29, 2006
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* Print the name and title of each signing officer under his or her signature.